Shareholder Report - Volumetric Fund - C000032757	6 Months Ended
Jun. 30, 2026 USD ($)
Fund Name	Volumetric Fund, Inc.
Class Name	Volumetric Fund, Inc.
Trading Symbol	VOLMX
Annual or Semi-Annual Statement	This Semi-Annual Report contains important information about Volumetric Fund, Inc. (“Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information Website	volumetric.com
Additional Information Phone Number	800-541-3863
Additional Information Email	info@volumetric.com
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.89%
Net Assets	$ 37,533,705
Holdings Count	51
Advisory Fees Paid, Amount	$ 341,674
Investment Company, Portfolio Turnover	26.00%
Accountant Change Disagreements	There were no changes in or disagreements with the accountants during the reporting period.